Accrued Expenses and Other Current Liabilities	3 Months Ended
Mar. 31, 2026
Accrued expenses and other current liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
8.
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

A summary of the Group’s accrued expenses and other current liabilities as of March 31, 2026 and December 31, 2025 is outlined below:

	March 31, 2026	December 31, 2025
(in USD and thousands)
Interest payable	$88,725	$95,130
Payroll and employee costs	68,210	64,230
Operating costs	63,493	68,001
Indirect taxes payable	40,655	46,276
Air costs	37,434	17,132
Overhead costs	33,381	29,537
Product and commission costs	30,956	49,043
Marketing expenses	27,212	27,438
Travel protection cancellation reserve	12,723	15,653
Other	64,637	39,560
Total	$467,426	$452,000

The changes in accrued expenses and other current liabilities are based on the timing of accruals for goods and services and payments.